Quarterly Report
September 30, 2020
MFS®  New Discovery Series
MFS® Variable Insurance Trust
VND-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace – 3.2%
CACI International, Inc., “A” (a)	70,870	$15,106,649
Kratos Defense & Security Solutions, Inc. (a)	620,593	11,965,033
		$27,071,682
Apparel Manufacturers – 1.3%
Skechers USA, Inc., “A” (a)	350,389	$10,588,756
Automotive – 0.5%
Visteon Corp. (a)	65,820	$4,556,060
Biotechnology – 6.4%
10x Genomics, Inc., “A” (a)	23,359	$2,912,400
Adaptive Biotechnologies Corp. (a)	166,323	8,088,288
AlloVir, Inc. (a)	160,503	4,413,833
Amicus Therapeutics, Inc. (a)	489,214	6,907,702
BioXcel Therapeutics, Inc. (a)	76,119	3,300,520
bluebird bio, Inc. (a)	88,412	4,769,827
BridgeBio Pharma, Inc. (a)(l)	108,918	4,086,603
Morphosys AG, ADR (a)	143,746	4,512,187
Neurocrine Biosciences, Inc. (a)	29,145	2,802,583
Prelude Therapeutics, Inc. (a)	133,680	4,027,778
Tricida, Inc. (a)	96,801	877,017
Twist Bioscience Corp. (a)	95,044	7,220,493
		$53,919,231
Brokerage & Asset Managers – 3.4%
Focus Financial Partners, “A” (a)	227,962	$7,474,874
Hamilton Lane, Inc., “A”	88,899	5,741,987
StepStone Group, Inc. (a)	102,807	2,735,694
TMX Group Ltd.	81,106	8,341,148
WisdomTree Investments, Inc.	1,351,305	4,324,176
		$28,617,879
Business Services – 8.7%
Clarivate PLC (a)	209,921	$6,505,452
EVO Payments, Inc., “A” (a)	241,834	6,009,575
ExlService Holdings, Inc. (a)	146,044	9,634,522
Nuvei Corp. (a)(w)	299,884	12,661,102
Proofpoint, Inc. (a)	84,738	8,944,096
Stamps.com, Inc. (a)	30,919	7,449,933
TriNet Group, Inc. (a)	143,487	8,511,649
WNS (Holdings) Ltd., ADR (a)	222,756	14,247,474
		$73,963,803
Chemicals – 1.0%
Ingevity Corp. (a)	176,363	$8,719,387
Computer Software – 11.1%
8x8, Inc. (a)	630,726	$9,807,789
Asana, Inc. (a)	139,241	4,010,141
Avalara, Inc. (a)	48,540	6,181,084
Berkeley Lights, Inc. (a)	38,145	2,912,752
Everbridge, Inc. (a)	94,027	11,822,015
JFrog Ltd. (a)	18,010	1,524,546
Open Lending Corp., “A” (a)	339,803	8,664,976
Pagerduty, Inc. (a)	534,710	14,495,988

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Paylocity Holding Corp. (a)	42,256	$6,820,964
Ping Identity Holding Corp. (a)	412,691	12,880,086
VERTEX, Inc. (a)	363,968	8,371,264
Zendesk, Inc. (a)	65,218	6,712,237
		$94,203,842
Computer Software - Systems – 7.5%
Accolade, Inc. (a)	92,589	$3,598,934
Box, Inc., “A” (a)	706,838	12,270,708
Five9, Inc. (a)	56,881	7,376,328
Q2 Holdings, Inc. (a)	154,166	14,069,189
Rapid7, Inc. (a)	299,813	18,360,548
RealPage, Inc. (a)	135,807	7,827,916
		$63,503,623
Construction – 3.4%
AZEK Co. LLC (a)	278,941	$9,709,936
Summit Materials, Inc., “A” (a)	705,658	11,671,584
Trex Co., Inc. (a)	97,377	6,972,193
		$28,353,713
Consumer Services – 2.2%
Boyd Group Services, Inc.	40,772	$6,297,606
Bright Horizons Family Solutions, Inc. (a)	28,316	4,305,164
MakeMyTrip Ltd. (a)	269,599	4,141,041
Planet Fitness, Inc. (a)	68,587	4,226,331
		$18,970,142
Containers – 1.5%
Gerresheimer AG	111,966	$12,530,152
Electrical Equipment – 3.1%
Generac Holdings, Inc. (a)	62,657	$12,132,901
Littlefuse, Inc.	35,306	6,261,166
Sensata Technologies Holding PLC (a)	171,956	7,418,182
		$25,812,249
Electronics – 3.2%
Advanced Energy Industries, Inc. (a)	137,759	$8,670,551
Corsair Gaming, Inc. (a)	401,742	8,075,014
Monolithic Power Systems, Inc.	15,516	4,338,429
Silicon Laboratories, Inc. (a)	60,600	5,929,710
		$27,013,704
Entertainment – 1.1%
Manchester United PLC, “A”	630,940	$9,173,868
Food & Beverages – 0.3%
Laird Superfood, Inc. (a)	50,306	$2,307,536
Food & Drug Stores – 1.4%
Grocery Outlet Holding Corp. (a)	311,221	$12,237,210
Gaming & Lodging – 0.6%
Penn National Gaming, Inc. (a)	74,033	$5,382,199
General Merchandise – 0.8%
Ollie's Bargain Outlet Holdings, Inc. (a)	78,211	$6,831,731

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 1.2%
GoHealth, Inc. (a)	419,296	$5,461,330
SelectQuote, Inc. (a)	234,176	4,742,064
		$10,203,394
Internet – 1.4%
American Well Corp. (a)	268,747	$7,965,661
DraftKings, Inc. (a)	59,142	3,479,915
		$11,445,576
Leisure & Toys – 1.4%
Malibu Boats, Inc., “A” (a)	146,027	$7,237,098
Thule Group AB	145,347	4,816,850
		$12,053,948
Machinery & Tools – 0.7%
Ritchie Bros. Auctioneers, Inc.	101,589	$6,019,148
Medical & Health Technology & Services – 6.3%
Charles River Laboratories International, Inc. (a)	45,291	$10,256,147
Guardant Health, Inc. (a)	64,721	7,234,513
Health Catalyst, Inc. (a)	178,715	6,540,969
HealthEquity, Inc. (a)	51,931	2,667,696
ICON PLC (a)	37,980	7,257,598
PRA Health Sciences, Inc. (a)	176,291	17,882,959
Schrodinger, Inc. (a)	36,218	1,720,717
		$53,560,599
Medical Equipment – 7.4%
Acutus Medical, Inc. (a)	123,402	$3,677,380
Bio-Techne Corp.	19,894	4,928,341
Inspire Medical Systems, Inc. (a)	27,115	3,499,191
iRhythm Technologies, Inc. (a)	28,908	6,883,284
Merit Medical Systems, Inc. (a)	165,746	7,209,951
Nevro Corp. (a)	35,898	5,000,591
OptiNose, Inc. (a)(l)	468,889	1,828,667
OrthoPediatrics Corp. (a)	145,299	6,672,130
Outset Medical, Inc. (a)	64,394	3,219,700
PerkinElmer, Inc.	35,764	4,488,740
Quidel Corp. (a)	24,551	5,385,998
Silk Road Medical, Inc. (a)	88,603	5,955,008
STERIS PLC	24,134	4,252,169
		$63,001,150
Network & Telecom – 3.6%
CoreSite Realty Corp., REIT	107,505	$12,780,195
QTS Realty Trust, Inc., REIT, “A”	280,912	17,703,074
		$30,483,269
Other Banks & Diversified Financials – 1.6%
Bank OZK	129,070	$2,751,772
CF Finance Acquisition Corp.(a)(u)(w)(z)	533,386	5,167,351
Prosperity Bancshares, Inc.	108,321	5,614,278
		$13,533,401
Pharmaceuticals – 3.3%
Annexon, Inc. (a)	225,390	$6,813,540
Collegium Pharmaceutical, Inc. (a)	149,639	3,115,484
GW Pharmaceuticals PLC, ADR (a)(l)	62,836	6,117,085
Harmony Biosciences Holdings (a)	85,685	2,904,721

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Orchard RX Ltd., ADR (a)	132,351	$543,963
SpringWorks Therapeutics, Inc. (a)	127,231	6,065,102
Turning Point Therapeutics, Inc. (a)	31,471	2,749,306
		$28,309,201
Railroad & Shipping – 0.2%
StealthGas, Inc. (a)	472,767	$1,404,118
Real Estate – 3.3%
Big Yellow Group PLC, REIT	515,899	$6,923,175
Industrial Logistics Properties Trust, REIT	373,254	8,163,065
STAG Industrial, Inc., REIT	417,948	12,743,234
		$27,829,474
Specialty Chemicals – 2.3%
Axalta Coating Systems Ltd. (a)	399,257	$8,851,528
Ferro Corp. (a)	537,558	6,665,719
RPM International, Inc.	49,652	4,113,172
		$19,630,419
Specialty Stores – 0.4%
Vroom, Inc. (a)	64,197	$3,324,121
Trucking – 3.7%
CryoPort, Inc. (a)	150,671	$7,141,805
GFL Environmental, Inc.	399,466	8,492,647
Knight-Swift Transportation Holdings, Inc.	162,965	6,632,676
Schneider National, Inc.	364,362	9,010,672
		$31,277,800
Total Common Stocks		$825,832,385
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 0.1% (v)	24,254,604	$24,254,604
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09% (j)	795,451	$795,451

Other Assets, Less Liabilities – (0.5)%		(4,191,710)
Net Assets – 100.0%		$846,690,730
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $24,254,604 and $826,627,836, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
CF Finance Acquisition Corp.	7/31/2020	$5,333,860	$5,167,351
% of Net assets			0.6%

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$699,155,874	$—	$5,167,351	$704,323,225
Canada	41,811,651	—	—	41,811,651
United Kingdom	29,263,543	—	—	29,263,543
India	18,388,515	—	—	18,388,515
Germany	17,042,339	—	—	17,042,339
Ireland	7,257,598	—	—	7,257,598
Sweden	4,816,850	—	—	4,816,850
Israel	1,524,546	—	—	1,524,546
Greece	1,404,118	—	—	1,404,118
Mutual Funds	25,050,055	—	—	25,050,055
Total	$845,715,089	$—	$5,167,351	$850,882,440
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/19	$—
Purchases	5,333,860
Change in unrealized appreciation or depreciation	(166,509)
Balance as of 9/30/20	$5,167,351
The net change in unrealized appreciation or depreciation from investments held as level 3 at September 30, 2020 is $(166,509). At September 30, 2020, the fund held one level 3 security.
(2) Securities Lending Collateral
At September 30, 2020, the value of securities loaned was $2,363,014. These loans were collateralized by cash of $795,451 and U.S. Treasury Obligations (held by the lending agent) of $1,665,122.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$20,765,476	$272,238,151	$268,745,948	$(3,037)	$(38)	$24,254,604
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$73,691	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.